Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Document Transition Report	false
Document Shell Company Report	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	SIYATA MOBILE INC.
Entity Central Index Key	0001649009
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity File Number	001-39557
Entity Incorporation, State or Country Code	A1
Entity Common Stock, Shares Outstanding	5,276,695
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	DAVIDSON & COMPANY LLP
Auditor Location	Vancouver, Canada
Entity Address, Address Line One	2200 - 885 West Georgia Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C 3E8
ICFR Auditor Attestation Flag	false
Entity Address, Country	CA
Auditor Firm ID	731
Common Shares [member]
Document Information [Line Items]
Trading Symbol	SYTA
Title of 12(b) Security	Common Shares, no par value per common share
Security Exchange Name	NASDAQ
Common Share Purchase Warrants [Member]
Document Information [Line Items]
Trading Symbol	SYTAW
Title of 12(b) Security	Common Share Purchase Warrants, no par value per common share
Security Exchange Name	NASDAQ
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Marc Seelenfreund
Contact Personnel Email Address	marc@siyata.net
Entity Address, Address Line One	2200 - 885 West Georgia Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C-3E8
City Area Code	514
Local Phone Number	500-1181
Entity Address, Country	CA